Equity instruments - Changes - (Details) - Equity instruments - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Balance at beginning of year	€ 2,863	€ 2,671	€ 3,169
Net additions (disposals)	837	221	(324)
Valuation adjustment and other items	(917)	(29)	(174)
Balance at end of year	€ 2,783	€ 2,863	€ 2,671